Other financial information (Tables)	6 Months Ended
Jun. 30, 2024
Other financial information
Schedule of commitments given and received

In thousands of euros	June 30, 2024	December 31, 2023
CRO[1]	175,461	183,366
CMO	6,846	5,733
Lease	7,592	8,595
Others	20,361	23,442
Total commitments given	210,261	221,136
Agreements concerning the provision of facilities	296	260
Total commitments received	296	260
[1]	Including CRO with Pharmaceutical Research Associates B.V.